Stock-based Compensation (Details 1) (USD $)	12 Months Ended
Dec. 31, 2011
Summary of stock option plans activity
Outstanding at December 31, 2010, Momentive Holdings Common Units	9,574,390
Outstanding at December 31, 2010 Weighted Average Exercise Price	$ 2.61
Momentive Holdings Units Granted	1,432,693
Granted, Weighted Average Exercise Price	$ 4.85
Granted, Weighted Average Grant Date Fair Value	$ 2.29
Forfeited, Momentive Holdings Common Units	(176,845)
Forfeited, Weighted Average Exercise Price	$ 2.78
Expired, Momentive Holdings Common Units
Exercised, Momentive Holdings Common Units
Outstanding at December 31, 2011, Momentive Holdings Common Units	10,830,238
Outstanding at December 31, 2011 Weighted Average Exercise Price	$ 2.90
Exercisable, Momentive Holdings Common Units	3,229,789
Exercisable, Weighted Average Exercise Price	$ 2.74
Expected to vest, Momentive Holdings Common Units	4,233,669
Expected to vest, Weighted Average Exercise Price	$ 2.98